Subsequent Events (Details) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2015 USD ($) item	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)
Subsequent Event
Early termination revenue		$ 71.7	$ 0.0	$ 95.1	$ 9.9
U.S. Land | Scenario Forecast | Maximum | Subsequent Event.
Subsequent Event
Number of active rigs | item	150
U.S. Land | Scenario Forecast | Minimum | Subsequent Event.
Subsequent Event
Early termination revenue	$ 75.0